Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 Aircraft	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Charlie Brown Air Two Llc	Dec. 31, 2011 Charlie Brown Air Two Llc	Dec. 31, 2010 Charlie Brown Air Two Llc	Jun. 30, 2007 Charlie Brown Air Two Llc	Jun. 30, 2007 Charlie Brown Air Two Llc Related Party Debt	Dec. 31, 2012 Charlie Brown Air Two Llc Related Party Debt	Dec. 31, 2011 Charlie Brown Air Two Llc Related Party Debt	Jun. 30, 2007 Charlie Brown Air Two Llc Related Party Debt London Interest Bank Offer Rate	Dec. 31, 2012 Charlie Brown Air Two Llc Shaner Hotel Group Limited Partnership	Dec. 31, 2012 Charlie Brown Air Two Llc Unrelated Third Party	Apr. 30, 2011 Charlie Brown Air Corp	Sep. 30, 2010 Charlie Brown Air Corp	Dec. 31, 2011 Charlie Brown Air Corp	Dec. 31, 2010 Charlie Brown Air Corp	Dec. 31, 2012 Charlie Brown Air Corp Minimum	Dec. 31, 2012 Charlie Brown Air Corp Maximum	Dec. 31, 2012 RW Gathering, LLC	Dec. 31, 2011 RW Gathering, LLC	Dec. 31, 2010 RW Gathering, LLC	Dec. 31, 2012 Keystone Midstream Services	Dec. 31, 2011 Keystone Midstream Services	Dec. 31, 2010 Keystone Midstream Services	Dec. 31, 2012 Water Solutions	Dec. 31, 2011 Water Solutions	Dec. 31, 2010 Water Solutions	Dec. 31, 2012 North Star #3	Dec. 31, 2011 North Star #3
Related Party Transaction [Line Items]
Number of aircrafts in related party transaction	2
Aircraft use right, variable per hour flight rate																		400	1,850
Aircraft use right, interest purchased														$ 600,000	$ 600,000
Payments for use of aircrafts																200,000	400,000
Percentage of membership interest				25.00%								25.00%	50.00%
Purchase price of aircraft owned and operated by a related party				1,700,000
Bank loan								1,500,000	1,300,000	1,400,000
Maturity period of bank loan								Jun. 21, 2017
Interest rate on bank loan											2.50%
Amortization period of bank loan								180 months
Percentage of loan guaranteed							25.00%
Amount of loan guaranteed							400,000
Loan interest and retainer fees				200,000	200,000	200,000
Monthly rental payments	35,000
Annual CPI adjustment capped	2.50%
Lease term	5 years
Production and Lease Operating Expense	47,638,000	33,116,000	24,656,000																	800,000	800,000	200,000	2,400,000	4,600,000	300,000
Ownership interest																				40.00%
Due to related party																								500,000		200,000	300,000	0
Water transfer and water purification expenses																										3,200,000	1,600,000	400,000
Promissory note due from related party																													4,600,000	4,900,000
Refunds and reimbursements on expenditures																													$ 300,000